Voyage revenues (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 638,564	$ 478,058
Time charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Time charters	396,442	316,520
Voyage charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Voyage charters	242,122	159,674
Pool revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Pool revenues	$ 0	$ 1,864